Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total Revenues	$ 3,468,996	$ 523,175	$ 5,154,191	$ 692,799	$ 993,452	$ 5,335,728
Operating Expenses:
Marketing and Sales	97,541	92,946	405,751	334,302	738,122	662,373
Direct Operating Costs	2,841,358	476,199	3,929,187	1,206,147	1,536,722	4,257,427
General and Administrative	2,092,734	1,207,894	5,298,865	3,858,650	4,982,779	5,329,718
Impairment Loss					1,740,000	0
Total Operating Expenses	5,031,633	1,777,039	9,633,803	5,399,099	8,997,623	10,249,518
Loss from Operations	(1,562,637)	(1,253,864)	(4,479,612)	(4,706,300)	(8,004,171)	(4,913,790)
Other Income (Expense):
Other Income	1,294	9,489	17,081	9,769	19,646	8,281
Loss on Extinguished Debt	(1,080,664)	0	(4,432,819)	0
Other Income - Sub-Lease	117,416	0	314,869	0
Interest Expense	(30,642)	(577,477)	(697,386)	(578,570)	(1,019,376)	(3,227)
Net Other Income (Expense)	(992,596)	(567,988)	(4,798,255)	(568,801)	(999,730)	5,054
Loss before Income Tax Expense	(2,555,233)	(1,821,852)	(9,277,867)	(5,275,101)	(9,003,901)	(4,908,736)
Income Tax Expense	0	0	0	0	0	0
Net Loss	(2,555,233)	(1,821,852)	(9,277,867)	(5,275,101)	(9,003,901)	(4,908,736)
Beneficial Conversion Feature on Preferred Stock	(1,686,667)	(353,333)	(2,008,907)	(353,333)	(353,333)	0
Net Loss Applicable to Common Shareholders	$ (4,241,900)	$ (2,175,185)	$ (11,286,774)	$ (5,628,434)	$ (9,357,234)	$ (4,908,736)
Net Loss per Common Share (Basic And Diluted)	$ (0.38)	$ (0.24)	$ (1.07)	$ (0.66)	$ (1.07)	$ (0.81)
Weighted Average Shares Outstanding (Basic and Diluted)	11,241,440	9,062,966	10,538,309	8,556,232	8,758,694	6,084,732
Licensing and Royalties [Member]
Revenues:
Total Revenues	$ 174,261	$ 210,675	$ 674,107	$ 302,140	$ 449,385	$ 472,134
Television and Home Entertainment [Member]
Revenues:
Total Revenues	3,147,411	196,519	4,292,972	234,474	323,709	4,815,491
Advertising Sales [Member]
Revenues:
Total Revenues	147,034	115,628	184,716	154,563	217,999	38,779
Product Sales [Member]
Revenues:
Total Revenues	$ 290	$ 353	$ 2,396	$ 1,622	$ 2,359	$ 9,324